Supplemental cash flow information (Tables)	9 Months Ended
Sep. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
(in thousands of U.S. dollars)	2018	2017	2018	2017
Supplemental disclosure of non-cash investing activities
Non-cash expenditures for vessel and other equipment	$61	$—	$161	$—
Non-cash expenditures on direct finance lease	61	—	261	—
Supplemental disclosure of non-cash financing activities
Non-cash proceeds from common units	(138)	—	64	—
Non-cash proceeds from preferred units	$(40)	$—	$341	$—